Stockholders' Equity (Reclassifications Out of Accumulated Other Comprehensive Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015	Mar. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financial services revenue	¥ 1,066,319		¥ 1,077,604	¥ 988,944
Interest	(25,286)		(23,600)	(23,460)
Gain on sale of securities investments, net	52,068		8,714	12,049
Foreign exchange loss, net	(20,565)		(20,533)	(9,224)
Loss on devaluation of securities investments	(3,309)		(852)	(1,648)
Cost of sales	(5,166,894)		(5,275,144)	(5,140,053)
Other	(47,171)		(181,658)	(48,666)
Income before income taxes	304,504		39,729	25,741
Tax expense or (benefit)	(94,789)		(88,733)	(94,582)
Net income (loss) attributable to Sony Corporation's stockholders	147,791		(125,980)	(128,369)
Amount reclassified from accumulated other comprehensive income (loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss) attributable to Sony Corporation's stockholders	(43,792)		(14,530)	548
Amount reclassified from accumulated other comprehensive income (loss) | Unrealized gains (losses) on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financial services revenue	(19,598)		(10,515)	(881)
Gain on sale of securities investments, net	(47,087)		(7,942)	(7,801)
Loss on devaluation of securities investments	3,063			447
Other				14
Income before income taxes	(63,622)		(18,457)	(8,221)
Tax expense or (benefit)	20,315		4,106	3,143
Net income (loss) attributable to Sony Corporation's stockholders	(43,307)		(14,351)	(5,078)
Amount reclassified from accumulated other comprehensive income (loss) | Unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest				471
Foreign exchange loss, net	(8)			348
Cost of sales	(3,104)
Income before income taxes	(3,112)			819
Tax expense or (benefit)				(180)
Net income (loss) attributable to Sony Corporation's stockholders	(3,112)			639
Amount reclassified from accumulated other comprehensive income (loss) | Pension liability adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pension liability adjustment	2,867	[1]	2,615	5,440
Tax expense or (benefit)	(240)		(1,250)	(453)
Net income (loss) attributable to Sony Corporation's stockholders	¥ 2,627		1,365	¥ 4,987
Amount reclassified from accumulated other comprehensive income (loss) | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Foreign currency translation adjustments			(1,544)
Net income (loss) attributable to Sony Corporation's stockholders			¥ (1,544)

[1]	The amortization of pension and postretirement benefit components are included in the computation of net periodic pension cost. Refer to Note 15.